Exhibit 99.2

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2023.

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2023, leases with a total base residual value of $36,518,477.12 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	December	$311,761,580.79
2024-	January	$253,691,057.04	$5,165,943.42	23.70%	$54,288,966.43	18.32%
	February	$218,983,076.33	$4,506,858.59	20.68%	$31,477,440.54	10.62%
	March	$174,446,822.80	$3,668,010.81	16.83%	$41,970,056.18	14.16%
	April	$122,802,223.28	$2,676,984.88	12.28%	$49,845,933.87	16.82%
	May	$76,915,549.04	$1,765,947.34	8.10%	$44,739,022.83	15.10%
	June	$37,351,971.83	$951,497.44	4.37%	$38,998,891.93	13.16%
	July	$26,173,610.64	$697,063.04	3.20%	$10,668,892.08	3.60%
	August	$18,263,680.06	$505,633.32	2.32%	$7,535,752.88	2.54%
	September	$12,988,060.73	$368,209.70	1.69%	$4,999,000.05	1.69%
	October	$11,678,025.02	$336,111.75	1.54%	$1,038,925.75	0.35%
	November	$10,222,400.97	$297,822.40	1.37%	$1,216,252.00	0.41%
	December	$8,280,079.62	$243,353.22	1.12%	$1,750,139.00	0.59%
2025-	January	$7,109,862.76	$212,418.07	0.97%	$999,257.00	0.34%
	February	$5,915,516.19	$177,661.29	0.82%	$1,052,291.00	0.36%
	March	$4,219,403.71	$127,679.32	0.59%	$1,598,066.00	0.54%
	April	$2,230,454.15	$68,040.45	0.31%	$1,942,060.00	0.66%
	May	$876,168.83	$28,679.65	0.13%	$1,336,809.00	0.45%
	June	$0.00	$0.00	0.00%	$880,579.00	0.30%

Total			$21,797,914.69	100.00%	$296,338,335.54	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$318,136,250.23

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2023	Car	40	14.87%	$6,726	15.84%	39.09%
	CUV	403	27.05%	$4,768	10.14%	21.78%
	SUV	36	33.03%	$7,963	9.22%	19.15%
	Truck	82	16.47%	$5,209	9.59%	17.29%

	Total/Average	561	23.71%	$5,177	10.30%	21.55%

NOVEMBER 2023	Car	44	16.86%	$6,741	14.54%	36.39%
	CUV	553	39.08%	$3,244	7.09%	15.18%
	SUV	45	40.54%	$5,566	6.56%	13.83%
	Truck	115	31.17%	$3,856	6.78%	12.64%

	Total/Average	757	35.11%	$3,679	7.39%	15.51%

DECEMBER 2023	Car	26	12.32%	$5,064	10.22%	26.80%
	CUV	438	38.80%	$3,271	7.14%	15.44%
	SUV	47	47.96%	$5,130	6.26%	13.13%
	Truck	72	25.09%	$3,105	5.66%	10.35%

	Total/Average	583	33.80%	$3,480	6.96%	14.74%